Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Dec. 30, 2019	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Sep. 01, 2016	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Feb. 28, 2015	Aug. 31, 2014
Archer Balanced Fund
Account Value [Line Items]
Account Value	$ 19,610	$ 18,239		$ 16,902	$ 15,622	$ 15,546	$ 16,368	$ 16,843	$ 14,972	$ 14,057	$ 13,056		$ 13,287	$ 12,588	$ 12,724	$ 12,448	$ 11,920	$ 11,433		$ 10,867	$ 10,018	$ 10,250	$ 10,735	$ 10,000
Archer Income Fund
Account Value [Line Items]
Account Value	12,096	11,686		11,278	11,292	11,167	11,619	11,964	11,763	11,507	11,361		11,179	10,742	10,546	10,448	10,552	10,349		10,392	9,859	9,884	10,042	10,000
Archer Stock Fund
Account Value [Line Items]
Account Value	24,159	22,620		19,291	16,967	16,606	18,481	20,028	17,027	15,292	12,347		12,235	11,957	13,176	12,363	11,067	10,732		9,931	9,087	9,803	10,552	10,000
Archer Dividend Growth Fund
Account Value [Line Items]
Account Value	16,871	15,082		14,131	14,440	14,215	14,270	13,867	11,760	10,703	11,169		11,617	11,641	11,891	11,014	10,404	10,653	$ 10,000
Archer Focus Fund
Account Value [Line Items]
Account Value	16,264	14,218		12,967	12,670	11,979	12,788	12,834	11,115	10,396	8,975	$ 10,000
Archer Multi Cap Fund
Account Value [Line Items]
Account Value	15,964	14,831		12,525	11,257	11,207	11,923	13,572	11,883	10,355	9,120	10,000
Dow Jones Moderate
Account Value [Line Items]
Account Value	20,012		$ 18,731	17,366	16,595	16,439	17,797	18,521	16,857	15,150	13,895		13,712	13,131	13,309	12,545	11,921	11,532		10,928	9,877	10,090	10,451	10,000
Morningstar Moderate [Member]
Account Value [Line Items]
Account Value	17,895	16,627		15,487	14,831	14,545	16,086	16,862	15,499	14,223	13,017		12,790	12,313	12,325	12,019	11,479	10,892		10,427	9,415	9,634	10,066	10,000
Barclays Capital
Account Value [Line Items]
Account Value	11,765	11,223		10,965	10,862	11,098	12,031	12,542	12,358	12,553	12,189		11,789	10,914	10,701	10,579	10,814	10,526		10,761	10,379	10,155	10,225	10,000
Barclays Intermediate [Member]
Account Value [Line Items]
Account Value	12,758	12,154		11,745	11,493	11,536	12,239	12,728	12,698	12,546	12,174		11,793	11,058	10,792	10,686	10,862	10,578		10,657	10,204	10,081	10,135	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	33,875	30,356		26,645	23,270	22,981	25,209	25,887	21,659	19,736	16,497		16,186	15,248	15,726	14,566	13,142	12,440		11,309	9,955	10,048	10,612	10,000
S P 400 Midcap [Member]
Account Value [Line Items]
Account Value	25,142	23,326		21,177	20,640	19,138	20,781	21,362	19,250	14,758	13,773		14,162	14,260	15,138	13,695	12,618	12,506		$ 11,230	$ 9,496	$ 10,000	$ 10,550	$ 10,000
Dow Jones Large Cap [Member]
Account Value [Line Items]
Account Value	21,481	19,483		17,816	17,293	16,563	17,757	17,770	15,421	13,167	12,715		13,004	12,710	12,909	12,281	11,302	11,059	10,000
Morningstar Dividend Yield Plus
Account Value [Line Items]
Account Value	15,877	13,961		13,393	12,881	12,653	12,820	11,906	10,908	10,324	10,303		$ 11,297	$ 11,245	$ 10,907	$ 10,498	$ 10,254	$ 10,330	$ 10,000
Dow Jones Industrial Average
Account Value [Line Items]
Account Value	16,090	14,952		13,182	12,253	11,709	12,451	12,876	11,157	10,157	8,969	10,000
S P 500 Index 2 [Member]
Account Value [Line Items]
Account Value	18,893	16,930		14,860	12,978	12,817	14,060	14,438	12,080	11,007	9,201	10,000
S&P 500 Index3
Account Value [Line Items]
Account Value	18,893	16,930		14,860	12,978	12,817	14,060	14,438	12,080	11,007	9,201	10,000
S P 600 Index [Member]
Account Value [Line Items]
Account Value	14,903	13,644		12,711	12,823	12,055	13,299	13,729	12,769	8,920	8,707	10,000
S P 400 Midcap 2 [Member]
Account Value [Line Items]
Account Value	16,111	14,947		13,571	13,227	12,264	13,317	13,689	12,336	9,457	8,826	10,000
Synthetic Blend [Member]
Account Value [Line Items]
Account Value	$ 16,745	$ 15,287		$ 13,838	$ 13,128	$ 12,484	$ 13,673	$ 14,071	$ 12,488	$ 9,774	$ 8,910	$ 10,000